Events Subsequent to the Balance Sheet Date	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

NOTE 17 – EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

The Company evaluated all events and transactions that occurred subsequent to the balance sheet date and prior to the date on which these financial statements were issued, and determined that the following event necessitated disclosure:

1.	In January 2022, the Company submitted a new grant application to the IIA to approve expenditure of $4.8 million of its clinical development program for the prevention of cytokine storms and organ dysfunction associated with Sepsis. If approved, the Company expects to receive an IIA grant of up to $1 million for expenses associated with the ongoing sepsis clinical Phase II trial.